Investment in Term Loans - Additional information (Detail) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	May. 31, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Feb. 28, 2011 USD ($)	Jul. 31, 2010 USD ($) Term_loan	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($)
Net Investment Income [Line Items]
Term loan			$ 70,000
Interest rate on term loan			9.00%
Interest income from loans								$ 11,200
Gain (loss) on sale of assets						$ 1,466	$ 13,509	$ 1,995
VLCC [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel		3					3
Estimated aggregate fair value of vessels		$ 222,000			$ 222,000
Interest income recognized					15,200
Interest income from loans		$ 11,200			$ 11,200
Teekay Tankers [Member]
Net Investment Income [Line Items]
Term loan				$ 115,600
Interest rate on term loan				9.00%
Acquired term loans | Term_loan				2
Principal amount outstanding of term loan				$ 115,000
Investment yield				10.00%
Investment, Interest Rate Reflects Current Yield Flag				true
Debt instrument collateral, description						The TNK Loans were collateralized by first-priority mortgages on two 2010-built VLCCs, together with other related security.
Teekay Tankers [Member] | VLCC [Member]
Net Investment Income [Line Items]
Gain (loss) on sale of assets							$ 10,000
Aggregate proceeds received	$ 154,000
Teekay Tankers [Member] | Sold Asset [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	2